Subsequent Events - Additional Information (Detail) - USD ($)	Mar. 03, 2021	Feb. 23, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020
Sponsor Agreement [Member]
Subsequent Event [Line Items]
Warrants redemption based on last reported sale price of common stock in trading days	20 days
Warrants redemption based on last reported sale price of common stock with in consecutive trading days	30 days
Warrants redemption price per share	$ 25.00
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Hippo [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred		$ 5,522,000,000
Business combination, shares value		5,000,000,000
Cash acquired		$ 522,000,000
Business combination, per share		$ 10.00
Hippo [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred		$ 5,522,000,000
Business combination, shares value		5,000,000,000
Cash acquired		$ 522,000,000
Business combination, per share		$ 10.00
RTPZ Merger Sub Inc [Member]
Subsequent Event [Line Items]
Common stock, shares subscribed but unissued	55,000,000
Common stock, value, subscriptions	$ 550,000,000
RTPZ Merger Sub Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares subscribed but unissued	55,000,000
Common stock, value, subscriptions	$ 550,000,000